PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2013	2012
	US$	US$
Buildings	1,405,723	1,365,717
Land use rights	321,112	311,973
Plant and machinery	3,282,641	2,980,087
Automobiles	44,987	43,706
Office and computer equipment	438,843	524,154
	5,493,306	5,225,637

Less: Accumulated depreciation and amortization	(2,329,241)	(2,330,114)
Property and equipment, net	3,164,065	2,895,523

At December 31, 2013 and 2012, BTL’s building was pledged to a bank as collateral for short-term borrowings of RMB15,000,000 (US$2,477,715) and RMB15,000,000 (US$2,407,200), respectively (see Note 8).

Depreciation and amortization expense was $476,037, $471,727 and $450,518 for the years ended December 31, 2013, 2012 and 2011, respectively.

Land Use Rights

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The value of the Company’s land use rights is reported at the purchase price of RMB1,944,000 in 2002.